Stock based compensation (Details 6) - Free Share Award [Member]	12 Months Ended
	Dec. 31, 2014 $ / shares shares		Dec. 31, 2014 € / shares shares	Dec. 31, 2013 $ / shares shares		Dec. 31, 2013 € / shares shares	Dec. 31, 2012 $ / shares shares		Dec. 31, 2012 € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Free of Charge Share Award Available for Grant -Beginning Balance	86,550		86,550	58,450		58,450	26,600		26,600
Options authorized, Free of Charge Share Award Available for Grant	250,000		250,000	200,000		200,000	200,000		200,000
Granted, Free of Charge Share Award Available for Grant	(188,300)		(188,300)	(192,500)		(192,500)	(189,700)		(189,700)
Exercised, Free of Charge Share Award Available for Grant	0		0	0		0	0		0
Forfeited, Free of Charge Share Award Available for Grant	0		0	20,600		20,600	21,550		21,550
Cancelled, Free of Charge Share Award Available for Grant	(86,550)		(86,550)
Balance, Free of Charge Share Award Available for Grant - Ending Balance	61,700		61,700	86,550		86,550	58,450		58,450
Balance, Free of Charge Share Award Granted and Outstanding -Beginning Balance	367,600		367,600	350,650		350,650	440,650		440,650
Options authorized Free of Charge Share Award Granted and Outstanding
Granted Free of Charge Share Award Granted and Outstanding	188,300		188,300	192,500		192,500	189,700		189,700
Exercised, Options Granted and Outstanding	(150,600)		(150,600)	(137,150)		(137,150)	(258,150)		(258,150)
Forfeited, Options Granted and Outstanding	(3,750)		(3,750)	(38,400)		(38,400)	(21,550)		(21,550)
Balance, Free of Charge Share Award Granted and Outstanding - Ending Balance	401,550		401,550	367,600		367,600	350,650		350,650
Balance,Weighted Average Fair Value - Beginning Balance | (per share)	$ 5.32	[1]	€ 3.93	$ 3.81	[1]	€ 2.88	$ 5.81		€ 4.36
Options authorized Weighted Average Fair Value at grant date | (per share)	0	[2]	0	0	[2]	0	0	[2]	0
Granted Weighted Average Fair Value at grant date | (per share)	16.30	[2]	13.15	7.36	[2]	5.35	3.07	[2]	2.38
Exercised Weighted Average Fair Value at grant date | (per share)	3.07	[2]	2.38	4.39	[2]	3.28	6.52	[2]	4.92
Forfeited Weighted Average Fair Value at grant date | (per share)	7.36	[2]	5.35	5.10	[2]	3.72	5.79	[2]	4.35
Balance, Weighted Average Fair Value - Ending Balance | (per share)	$ 11.29	[1]	€ 8.82	$ 5.32	[1]	€ 3.93	$ 3.81	[1]	€ 2.88

[1]	Historical exchange rate at date of grant
[2]	Historical exchange rate at date of grant